Condensed Consolidated Balance Sheets - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	£ 1,565	£ 1,831
Intangible assets	24,845	24,116
Total non-current assets	26,410	25,947
Current assets
Prepayments	1,376	3,125
R&D tax credits	2,203	1,296
Other taxes receivable	643	614
Trade and other receivables	7,893	762
Cash and short-term deposits	42,113	56,334
Total current assets	54,228	62,131
Total assets	80,638	88,078
Non-current liabilities
Provisions	411	0
Convertible loan notes	3,665	0
Warrant liability	166	129
Lease liability	973	1,222
Other liabilities	220	182
Total non-current liabilities	5,435	1,533
Current liabilities
Trade and other payables	1,911	3,078
Accruals	4,786	4,491
Provisions	4,701	4,822
Convertible loan notes	4,186	11,085
Warrant liability	0	402
Lease liability	488	466
Other liabilities	1,386	333
Total current liabilities	17,458	24,677
Total liabilities	22,893	26,210
Net assets	57,745	61,868
Equity
Issued capital	1,930	1,875
Share premium	257,343	254,303
Other capital reserves	134,999	132,680
Employee Benefit Trust shares	(1,058)	(1,058)
Other reserves	7,401	7,401
Accumulated losses	(342,194)	(331,164)
Translation reserve	(676)	(2,169)
Total equity	£ 57,745	£ 61,868